Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2021
Accounts Payable And Accrued Liabilities
Accounts Payable and Accrued Liabilities
	March 31, 2021	March 31, 2020
Accounts payable	$168,195	$100,075
Total	$168,195	$100,075